EQUITY - Schedule of movement of fully paid shares (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 06, 2023	Apr. 20, 2023	Dec. 31, 2025	Dec. 31, 2023
Share Capital Movement [Roll Forward]
Beginning balance			$ 5,003,534	$ 13,298,486
Placement during the conversion options period - Convertible Notes G				17,401
Reduction of issued capital	$ (123,606)			(5,127,182)
Early cancellation of treasury shares			(585,424)
Ending balance			$ 4,418,110	5,003,534
Absorption of Retained Losses and Reduction of Capital
Share Capital Movement [Roll Forward]
Reduction of issued capital				(8,294,952)
Absorption Accumulated Losses
Share Capital Movement [Roll Forward]
Reduction of issued capital		$ (7,501,896)		(7,501,896)
Absorption of Treasury Shares
Share Capital Movement [Roll Forward]
Reduction of issued capital		(178)		(178)
Cost of New Issuances and Convertible Notes
Share Capital Movement [Roll Forward]
Reduction of issued capital		$ (810,279)		$ (810,279)